Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	o/w other comprehensive income		Accumulated other comprehensive income, attributable to owners of parent company		Assets at fair value, attributable to owners of the parent company		Hedging instruments, attributable to owners of the parent company		Translation adjustments, attributable to owners of the parent company		Actuarial gains and losses, attributable to owners of the parent company	[1]	Deferred tax, attributable to owners of the parent company	[1]	Other comprehensive income of associates and joint ventures, attributable to owners of the parent company		Total accumulated other comprehensive income, attributable to non-controlling interests		Assets at fair value, attributable to non-controlling interests		Hedging instruments, attributable to non-controlling interests		Translation adjustment, attributable to non-controlling interests		Actuarial gains and losses, attributable to non-controlling interests	[1]	Deferred tax, attributable to non-controlling interests	[1]	Other comprehensive income of associates and joint ventures, attributable to non-controlling interests		Total
Equity at beginning of period at Dec. 31, 2021	€ (62)		€ (257)		€ 78		€ 220		€ (96)		€ (516)		€ 97		€ (39)		€ 195		€ (3)		€ (3)		€ 212		€ (11)		€ 1				€ 35,361
Variation	426		373		(32)		406		(56)		171		(145)		28		54				32		20		(2)		(6)		€ 10		1,893
Equity at end of period at Jun. 30, 2022	365		116		46		626		(152)		(344)		(48)		(11)		249		(3)		29		232		(13)		(5)		10		35,807
Variation	(507)		(469)		(79)		(139)		(303)		7		32		14		(38)		(1)		(3)		(33)		(1)		1		(2)		643
Equity at end of period at Dec. 31, 2022	(142)		(353)		(33)		487		(455)		(337)		(16)		3		211		(4)		25		198		(14)		(4)		9		34,956
Variation	(288)	[2]	(299)	[2]	3	[2]	(260)	[2]	(94)	[2]	(11)	[2]	68	[2]	(4)	[2]	11	[2]	1	[2]	(17)	[2]	30	[2]	(2)	[2]	€ 3	[2]	(4)	[2]	801
Equity at end of period at Jun. 30, 2023	€ (430)		€ (652)		€ (30)		€ 226		€ (550)		€ (348)		€ 52		€ (1)		€ 222		€ (3)		€ 9		€ 228		€ (16)				€ 5		€ 34,406

[1]	Included the fair value of the minority shareholders' equity of VOO at the acquisition date for 279 million euros, offset by the effect of the recognition of the financial liability related to the put option granted to Nethys by Orange.
[2]	At June 30, 2023, the variation of (288) million euros in other comprehensive income includes changes in cash flow hedging in pound sterling for (159) million euros and in US dollars for (88) million euros of Orange SA